Roundhill S&P Global Luxury ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS – 98.3%	Shares	Value
Apparel - 22.5%
Burberry Group PLC (b)	587	$5,519
Canada Goose Holdings, Inc. (a)(b)	55	690
Capri Holdings Ltd. (a)(b)	141	5,984
Christian Dior SE (b)	6	4,343
Ermenegildo Zegna NV (b)	89	876
Hermes International SCA (b)	43	105,866
Kering SA (b)	112	32,105
LVMH Moet Hennessy Louis Vuitton SE (b)	129	99,123
PRADA SpA (b)	800	6,180
PVH Corp.	46	4,638
Ralph Lauren Corp.	47	9,112
Tapestry, Inc.	278	13,060
		287,496

Auto Manufacturers – 20.6%
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	479	774
Bayerische Motoren Werke AG (b)	351	31,017
Ferrari NV (b)	203	95,086
Li Auto, Inc. - Class A (a)(b)	900	12,525
Lucid Group, Inc. (a)	1,089	3,844
Mercedes-Benz Group AG (b)	971	62,897
Rivian Automotive, Inc. - Class A (a)	566	6,351
Tesla, Inc. (a)	194	50,756
		263,250

Beverages - 8.7%
Brown-Forman Corp. - Class B	144	7,085
Davide Campari-Milano NV (b)	457	3,876
Diageo PLC (b)	1,507	52,617
Pernod Ricard SA (b)	241	36,472
Remy Cointreau SA (b)	29	2,261
Treasury Wine Estates Ltd. (b)	982	8,175
		110,486

Commercial Services - 0.0%(e)
Seoul Auction Co. Ltd. (a)(b)	15	83

Cosmetics/Personal Care - 7.6%
Amorepacific Corp. (b)	33	3,727
Estee Lauder Cos., Inc. - Class A	282	28,113
Inter Parfums, Inc.	22	2,849
L'Oreal SA (b)	109	48,909
Shiseido Co. Ltd. (b)	500	13,545
		97,143

Entertainment - 0.7%
Genting Singapore Ltd. (b)	4,580	3,126
Vail Resorts, Inc.	31	5,403
		8,529

Home Builders - 2.0%
Berkeley Group Holdings PLC (b)	90	5,698
Toll Brothers, Inc.	126	19,466
		25,164

Home Furnishings - 0.7%
Ethan Allen Interiors, Inc.	25	797
Tempur Sealy International, Inc.	140	7,644
		8,441

Internet - 0.1%
Cettire Ltd. (a)(b)	291	377
RealReal, Inc. (a)	110	345
		722

Leisure Time - 7.0%
Ananti, Inc. (a)(b)	76	296
Beneteau SACA (b)	45	488
Carnival Corp. (a)(b)	1,222	22,583
Harley-Davidson, Inc.	99	3,814
Norwegian Cruise Line Holdings Ltd. (a)(b)	519	10,645
Royal Caribbean Cruises Ltd. (b)	287	50,902
Sanlorenzo SpA/Ameglia (b)	20	815
		89,543

Lodging - 14.4%
Galaxy Entertainment Group Ltd. (b)	2,000	10,055
Hilton Worldwide Holdings, Inc.	202	46,561
Hyatt Hotels Corp. - Class A	36	5,479
InterContinental Hotels Group PLC (b)	137	14,951
Las Vegas Sands Corp.	442	22,250
Marriott International, Inc./MD - Class A	194	48,228
Melco International Development Ltd. (a)(b)	1,000	666
Melco Resorts & Entertainment Ltd. - ADR (a)(b)	238	1,854
MGM China Holdings Ltd. (b)	1,200	1,916
MGM Resorts International (a)	202	7,896
Paradise Co. Ltd. (b)	60	554
Resorttrust, Inc. (b)	100	2,011
Sands China Ltd. (a)(b)	2,800	7,181
SJM Holdings Ltd. (a)(b)	3,000	1,193
Star Entertainment Grp Ltd. (a)(b)	2,916	597
Wynn Macau Ltd. (b)	1,600	1,392
Wynn Resorts Ltd.	114	10,930
		183,714

Retail - 14.0%
3DG Holdings International Ltd. (a)(b)	41	3
Brunello Cucinelli SpA (b)	55	5,939
Chow Sang Sang Holdings International Ltd. (b)	1,000	923
Chow Tai Fook Jewellery Group Ltd. (b)	3,800	4,281
Cie Financiere Richemont SA (b)	645	102,307
Hotel Shilla Co. Ltd. (b)	40	1,462
HUGO BOSS AG (b)	72	3,302
Luk Fook Holdings International Ltd. (b)	1,000	2,155
Moncler SpA (b)	332	21,127
RH (a)	19	6,354
Salvatore Ferragamo SpA (b)	93	719
Shinsegae, Inc. (b)	8	973
Signet Jewelers Ltd. (b)	55	5,673
Swatch Group AG (b)	23	4,942
Watches of Switzerland Group PLC (a)(b)(d)	387	2,476
Williams-Sonoma, Inc.	104	16,112
		178,748

Software - 0.0%(c)
Faraday Future Intelligent Electric, Inc. (a)	0	1
TOTAL COMMON STOCKS (Cost $1,244,748)		1,253,320

PREFERRED STOCKS - 1.0%	Shares	Value
Auto Manufacturers - 1.0%
Dr, Ing h.c. F. Porsche AG 0.00% (b)(d)	147	11,730
TOTAL PREFERRED STOCKS (Cost $14,007)		11,730

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 4.82% (c)	6,927	6,927
TOTAL SHORT-TERM INVESTMENTS (Cost $6,927)		6,927

TOTAL INVESTMENTS - 99.8% (Cost $1,251,675)		1,271,977
Other Assets in Excess of Liabilities - 0.2%		2,762
TOTAL NET ASSETS - 100.0%		$1,274,739

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $14,980 or 1.2% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings by Country as of September 30, 2024
(% of Net Assets)
United States	$423,818	33.2%
France	329,567	25.8
Italy	134,618	10.5
Germany	108,946	8.6
Switzerland	107,249	8.4
United Kingdom	88,019	7.0
Hong Kong	21,130	1.7
Japan	15,556	1.3
China	12,525	1.0
Macao	10,489	0.8
Australia	9,149	0.7
South Korea	7,095	0.5
Singapore	3,126	0.3
Canada	690	0.0
Other Assets in Excess of Liabilities	2,762	0.2
	$1,274,739	100.0%

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Roundhill S&P Global Luxury ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,253,320	$–	$–	$1,253,320
Preferred Stocks	11,730	–	–	11,730
Money Market Funds	6,927	–	–	6,927
Total Investments	$1,271,977	$–	$–	$1,271,977

Refer to the Schedule of Investments for further disaggregation of investment categories.